CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of current and non-current assets and liabilities
CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES
a)    Assets

	Other Financial Assets		Accounts Receivable and Other		Inventory
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018	2019	2018	2019	2018
Current portion	$3,353	$3,382	$12,984	$11,911	$6,936	$4,578
Non-current portion	4,154	2,845	4,709	5,020	2,825	2,411
	$7,507	$6,227	$17,693	$16,931	$9,761	$6,989

b)    Liabilities

	Accounts Payable and Other[1]		Corporate Borrowings		Non-Recourse Borrowings of Managed Entities
AS AT JUN. 30, 2019 AND DEC. 31, 2018 (MILLIONS)	2019	2018	2019	2018	2019	2018
Current portion	$17,126	$14,337	$—	$440	$11,039	$11,159
Non-current portion	15,469	9,652	7,060	5,969	112,332	100,650
	$32,595	$23,989	$7,060	$6,409	$123,371	$111,809

1.	The increase in accounts payable and other is primarily due to the adoption of IFRS 16, the new lease accounting standard. Refer to Note 2 for additional information.